Share Capital	12 Months Ended
Dec. 31, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital

18	SHARE CAPITAL
a)    Authorized share capital of the Company consists of an unlimited number of fully paid Class A common shares without par value.

	Number of Shares	Amount
Outstanding at December 31, 2022	393,806,489	$3,703.8
Shares issued through:
Share-based compensation plans	1,425,024	12.3
Manitou acquisition (Note 9)	1,045,593	13.4
DRIP (iii)	353,084	4.1
ESPP (iv)	469,566	5.6
Exercise of warrants	60,983	0.9
Cancellation of unexchanged shares	(203,755)	(1.5)
Outstanding at December 31, 2023	396,956,984	$3,738.6
Shares issued through:
Argonaut acquisition (Note 6)	20,423,051	360.1
Share-based compensation plans	1,006,149	8.6
Orford acquisition (Note 9)	908,689	13.3
Flow-through share financing (ii)	451,990	6.5
DRIP (iii)	349,088	5.8
ESPP (iv)	401,537	6.3
Exercise of Manitou and Orford warrants and stock options	88,308	1.4
Cancellation of unexchanged shares	(220,745)	(2.1)
Outstanding at December 31, 2024	420,365,051	$4,138.5

(i) Normal Course Issuer Bid ("NCIB")
In December 2024, the Company renewed its NCIB permitting the purchase for cancellation of up to 18,605,661 common shares, representing 5% of the Company’s public float. The Company may purchase Common Shares under the NCIB up to December 23, 2025.
During the year ended December 31, 2024, the Company did not purchase any common shares (year ended December 31, 2023 - nil) under the NCIB.
(ii) Flow-through share financing
During the second quarter of 2024, the Company completed a Canadian Exploration Expense ("CEE") flow-through financing. The Company issued 451,990 Common Shares for gross proceeds of $10.5 million (CAD $14.4 million), net of fees.
(iii) DRIP
The Company allows existing shareholders to participate in a DRIP. This provides shareholders the option of increasing their investment in the Company by electing to receive common shares in place of cash dividends. The Company has the discretion to elect to issue such common shares at up to a 5% discount to the prevailing market price from treasury, or purchase the common shares on the open market. For the year ended December 31, 2024, the Company issued 349,088 shares from Treasury pursuant to the DRIP, valued at $5.8 million (year ended December 31, 2023 issued 353,084 shares, valued at $4.1 million).
(iv) ESPP
The Company has an ESPP which enables employees to purchase Class A common shares through payroll deduction. At the option of the Company, the common shares can be issued from treasury based on the volume weighted average closing price of the last five days prior to the end of the month or the shares may be purchased for plan participants in the open market. During the year ended December 31, 2024, the Company issued 401,537 shares from treasury pursuant to the ESPP, valued at $6.3 million (year ended December 31, 2023 - 469,566 shares valued at $5.6 million).
b)    Stock options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2022	3,924,851	$8.32
Granted	481,449	14.10
Exercised	(1,424,916)	8.01
Forfeited	(215,007)	10.40
Outstanding at December 31, 2023	2,766,377	$9.32
Granted	471,177	16.07
Exercised	(1,006,149)	7.94
Outstanding at December 31, 2024	2,231,405	$11.37
During the year ended December 31, 2024, the weighted average share price at the date of exercise for stock options exercised was CAD $22.92 per share (for the year ended December 31, 2023 - CAD $16.82 per share).
(i) Stock options granted
During the year ended December 31, 2024, the Company granted 471,177 stock options which are vested in tranches equally over three years (year ended December 31, 2023 - 481,449). The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2024	December 31, 2023
Weighted average share price at grant date (CAD$)	$16.07	$14.10
Average risk-free rate	3.77%	3.87%
Average expected dividend yield	0.78%	0.96%
Expected stock price volatility (based on historical volatility)	40%	48%
Expected life of option (months)	42	42
Weighted average per share fair value of stock options granted (CAD$)	$5.08	$4.94
Stock options outstanding and exercisable as at December 31, 2024:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.01 - $7.00	54,167	6.58	1.20	54,167	6.58
$7.01 - $8.00	313,745	7.63	2.02	313,745	7.63
$8.01 - $11.00	985,661	9.47	3.60	803,759	9.42
$11.01 - $14.05	399,125	14.05	5.18	117,766	14.05
$14.06 - $23.83	478,707	16.08	4.79	—	—
	2,231,405	$11.37	4.09	1,289,437	$9.29
c)    Other employee long-term incentives
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2024 and 2023:

	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2022	2,134,549	1,054,606	1,350,425
Granted	747,993	112,653	369,589
Forfeited	(383,686)	—	(134,563)
Settled	(587,118)	(154,025)	(426,163)
Outstanding units, December 31, 2023	1,911,738	1,013,234	1,159,288
Granted	719,978	93,546	348,474
Forfeited/expired	(195,159)	—	(63,254)
Settled	(524,965)	—	(412,713)
Outstanding units, December 31, 2024	1,911,592	1,106,780	1,031,795
The settlement of LTI is either in cash or equity depending on the features of the specific LTI plan. The settlement of DSUs is in cash, PSUs are equity or cash settled at the Company's discretion, and certain RSUs are cash settled with the remaining settled in cash or equity at the Company's discretion, depending on the year of grant.
PSUs and RSUs granted to non-executives vest on the third anniversary from the date of grant. RSUs granted to executives vest in three equal tranches commencing on the first anniversary of the grant date. Mandatory or elective DSUs vest immediately and the Board of Directors determines the vesting schedule for discretionary DSUs at the time of grant.
The weighted average grant date fair value of the RSUs, DSUs and PSUs granted during the year ended December 31, 2024 was CAD $16.41, CAD $16.75 and CAD $16.07, respectively (year ended December 31, 2023 CAD $14.07, CAD $14.35 and CAD $14.10, respectively).
On December 31, 2024, the share-based payment liability of the Company was remeasured to fair value of the Company’s closing share price of CAD $26.52 (2023 - CAD $17.74) (Note 11).
d)    Dividends
During the year ended December 31, 2024, the Company declared dividends totaling $40.9 million, of which $35.1 million were paid in cash (2023 - $35.3 million paid in cash). The remaining $5.8 million were issued in the form of common shares pursuant to the Company's DRIP (2023 - $4.1 million in shares issued pursuant to the DRIP).